Taxation	3 Months Ended
May 31, 2024
Taxation [Abstract]
TAXATION	11. TAXATION The income tax expense for the three months ended May 31, 2024 was ZAR 80.0 million, compared to ZAR 71.1 million for the three months ended May 31, 2023.